8. Business Concentrations and Risk (March 2019 Note) (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Member] | One Vendor [Member]
Concentration risk percentage	13.00%	95.00%	92.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage	22.00%	22.00%	98.00%